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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings
                                       entries.
Institutional Investment Manager Filing this Report:

Name:    BB Biotech AG
Address: Vordergasse 3
         Schaffhausen Switzerland CH-8200

Form 13F File Number:    [28-6964]

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Adrian Bruengger

Title:   SIGNING AUTHORITY
         -----------------
Phone:   41 (01) 267 67 00

Signature, Place, and Date of Signing: /s/ Adrian Bruengger
                                      -----------------------------------------
                                      Schaffhausen, Switzerland, August 8, 2005

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Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Name

     Biotech Focus N.V.

     Biotech Invest N.V.

     Biotech Target N.V.

     Biotech Growth N.V.
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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      4

Form 13F Information Table Entry Total: 14

Form 13F Information Table Value Total: $1,296,816
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.   Name

      1     Biotech Focus N.V.

      2     Biotech Invest N.V.

      3     Biotech Target N.V.

      4     Biotech Growth N.V.
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                                  BB BIOTECH AG

                           FORM 13F INFORMATION TABLE

      COLUMN 1              COLUMN 2  COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6     COLUMN 7           COLUMN 8
      --------              --------  --------   --------         --------        --------     --------           --------
                             TITLE                VALUE     SHS OR    SH/   PUT/  INVESTMENT    OTHER          VOTING AUTHORITY
   NAME OF ISSUER           OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN   CALL  DISCRETION   MANAGERS      SOLE    SHARED  NONE
   --------------           --------    -----    --------   -------   ---   ----  ----------   --------      ----    ------  ----

Amgen Inc.                    COM     031162100     63,483  1,050,000  SH          DEFINED        1       1,050,000   NONE   NONE

Auxilium
Pharmaceuticals, Inc.         COM     05334D107      3,816   800,000   SH          DEFINED        4         800,000   NONE   NONE

Biogen Idec Inc.              COM     09062X103    108,724  3,156,000  SH          DEFINED        1       3,156,000   NONE   NONE

Celgene Corporation           COM     151020104    197,395  4,850,000  SH          DEFINED        2       4,850,000   NONE   NONE

Elan Corporation, plc         COM     284131208     13,640  2,000,000  SH          DEFINED        2       2,000,000   NONE   NONE

Genentech                     COM     368710406    148,518  1,850,000  SH          DEFINED        1       1,850,000   NONE   NONE

Genzyme Corporation           COM     372917104     95,603  1,591,000  SH          DEFINED        1       1,591,000   NONE   NONE

Gilead Sciences, Inc.         COM     375558103    259,933  5,908,900  SH          DEFINED        1       5,908,900   NONE   NONE

ICOS Corporation              COM     449295104     11,644   550,000   SH          DEFINED        3         550,000   NONE   NONE

Incyte Corporation            COM     45337C102     21,450  3,000,000  SH          DEFINED        3       3,000,000   NONE   NONE

OSI Pharmaceuticals           COM     671040103     72,019  1,762,142  SH          DEFINED        2       1,762,142   NONE   NONE

Sepracor Inc.                 COM     817315104    164,193  2,736,100  SH          DEFINED        1       2,736,100   NONE   NONE

The Medicines Company         COM     584688105    106,948  4,584,152  SH          DEFINED        3       4,584,152   NONE   NONE

Theravance                    COM     88338T104     29,450  1,732,367  SH          DEFINED        4       1,732,367   NONE   NONE